Sales Revenues - Summary Of Breakdown Of Contract Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Apr. 01, 2022
Contract liabilities [abstract]
Contract liabilities	¥ 1,392,390	¥ 1,068,212	¥ 989,959